Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended								12 Months Ended
		Mar. 23, 2018	Apr. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2017	Feb. 28, 2017	Mar. 31, 2014	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Mar. 31, 2018	Apr. 30, 2017	Jul. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Apr. 30, 2015	Jul. 31, 2012	Mar. 31, 2012	Mar. 05, 2012
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments											$ 1,385	$ (2,289)	$ (379)
Long term investment											$ 431,101	404,704	433,333
Investment ownership interest											20.00%
Payments made to acquire long term investments											$ 92,087	128,970	67,350
Gain On Sale Of Equity Investments											407	26,379	7,366
Impairment loss from long-term investments											31,750	5,919	980
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest						33.00%
Total committed capital						$ 224,000
Committed to invest						$ 75,000
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[1]										$ 67,057	67,834
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest											20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest											50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments											$ 9,096	0	0
Gain On Sale Of Equity Investments											407	3,283	2,821
Impairment loss from long-term investments											31,750	5,919	980
Other Long-term Investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[2]										$ 27,716	$ 20,191	9,131
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																			9.75%			9.75%
Percentage Of Equity Method Investment Diluted												12.30%
Gain On Sale Of Equity Investments												$ 23,096
Proceeds From Sale Of Equity Method Invstments												$ 33,156
Alo7.com [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																							$ 1,000	$ 1,000
Investment ownership interest											14.30%
Noncontrolling interest, equity ownership percentage																									3.40%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest															15.18%						10.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												8.00%
Unrealised Gain (loss) on Investments													101,779
Loss Arising From Change In Fair Value Of Investments											$ (16,362)	$ (96,621)
Sunlands [Member] | Redeemable Preferred Shares [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																	$ 12,205
Investment ownership interest											9.80%						4.90%
Sunlands [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest							$ 10,000
Long term investments, shares		529,426					34,783
Sunlands [Member] | Convertible Bond [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																		$ 12,310
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment										$ 13,500
Unrealised Gain (loss) on Investments													(7,040)
Equity ownership interest classified as available for sale										3.00%
Equity interest sold								1.00%
Gain On Sale Of Equity Investments													4,545
Loss Arising From Change In Fair Value Of Investments											$ (1,010)	(6,410)
Lele Global [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest											7.80%
Lele Global [Member] | Series B One Redeemable Convertible Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																				8.50%
Convertible redeemable preferred shares acquired																				48,796,296
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment							$ 4,356
Investment ownership interest									18.00%
Unrealised Gain (loss) on Investments													(1,450)
Gain On Sale Of Equity Investments														$ 7,086
Equity securities gain (loss) on change in fair value											$ (1,079)	(1,605)
Shengtong [Member]
Schedule of Equity Method Investments [Line Items]
Business combination, consideration transferred, equity interests issued or issuable, percent									1.87%
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments											$ 0	$ 0	$ 0
Investment ownership interest																10.00%
Tibet Tianli [Member] | Educational Programs And Services [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale			5.00%		5.00%						9.75%
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Total committed capital				$ 100,000
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[3]										$ 56,734
Payments made to acquire long term investments				$ 56,149

[1]	In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$75,000 in Education Industry Fund as of May 31, 2020. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 33% interest in Education Industry Fund.
[2]	The Group holds from 6.86% to 50% equity interests in other 15 third-party companies through investments in their common shares or in-substance common shares. The majority of the long-term investments are engaged in the business of providing educational services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees, even though the Group holds less than 20% equity interests in some of the investees.
[3]	In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with total committed capital of US$100,000. The Group participates in VM EDU Fund I, LP as a limited partner and invested US$56,149 in VM EDU Fund I, LP. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and does not have control over VM EDU Fund I, LP.